Consolidated Balance Sheets (Parenthetical)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Condensed Consolidated Balance Sheets
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	856
Preferred stock, shares outstanding (in shares)	0	856
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	136,787	71,805
Common stock, shares outstanding (in shares)	136,787	71,805
Reverse stock split ratio	0.2	0.2